Pension and other post-employment benefits - Schedule of Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 26.9	$ 38.9
Fair value of plan assets	0.0	11.3
Projected benefit obligation	38.5	39.5
Fair value of plan assets	11.4	11.3
OPEB
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	70.1	69.6
Fair value of plan assets	18.9	18.4
Projected benefit obligation	70.1	69.6
Fair value of plan assets	$ 18.9	$ 18.4